Trade payables and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of December 31, 2018 and 2017 are as follows:

	Balance as of December 31,
Item	2018	2017
Trade accounts payables	109,430	107,662
Down payments from clients	6,289	6,466
-Liberty (see Note 16)	37,119	-
Other accounts payable	39,195	41,016
Total	192,033	155,144